DEPOSITS AND OTHER ASSETS, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS AND OTHER ASSETS, NET.
Deposits	$ 185,282	$ 217,658
Other receivables	341,288	167,620
Subtotal	526,570	385,278
Less: allowance of credit loss	(109,311)	(112,343)
Subtotal, net	417,259	272,935
Less: Long term portion	(121,505)	(152,450)
Deposits and other assets- current portion	$ 295,754	$ 120,485